Note 8 - Long Term Debt and Revolving Lines of Credit - Long-term Debt (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Long-term Debt, Gross	$ 357,000,000	$ 175,845,050		$ 161,179,150
Plus unamortized premium on debt		539,535		327,473
Less unamortized deferred financing costs	(19,171,000)	(2,914,520)		(4,521,793)
	337,829,000	173,470,065		156,984,830
New Senior Secured Notes [Member]
Long-term Debt, Gross		167,553,000	$ 15,600,000	151,287,000
Plus unamortized premium on debt			$ 600,000
		167,600,000
Seller Notes [Member]
Long-term Debt, Gross		$ 8,292,050		$ 8,626,150